UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:        06/30/06

Check here if Amendment [ ]                           Amendment Number:
                                                                       ---------

Institutional Investment Manager Filing this Report:

Name:    Findlay Park Partners LLP

Address: 52 Upper Brook Street, London W1K 2BU

Form 13F File Number: 028-11825

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Fitch

Title:   Director

Phone:   00 44 207 468 2145

Signature, Place, and Date of Signing:



/s/ Susan Fitch                  London, England                  August 4, 2006
--------------------------------------------------------------------------------
[Signature]                       [City, State]                           [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     101

Form 13F Information Table Value Total:     $1,385,083 (in thousands)
List of Other Included Managers:            None


                              Title of                   Market Value               SH/    Put/             Other
Name of Issuer                 Class         CUSIP      (in thousands)  SH/PRN      PRN    Call  Investment Managers  Sole    Shared

Airgas Inc.                     COM          009363102      22,946      616,000      SH            SOLE              616,000
Harsco Corp.                    COM          415864107      16,964      217,600      SH            SOLE              217,600
Hexcel Corp.                    COM          428291108      1,662       105,800      SH            SOLE              105,800
Jacobs Engineering Group Inc.   COM          469814107      4,451       55,900       SH            SOLE              55,900
Martin Marietta Materials Inc.  COM          573284106      20,144      221,000      SH            SOLE              221,000
Polaris Minerals Corp.          COM          731068102      2,277       529,000      SH            SOLE              529,000
Precision Castparts Corp.       COM          740189105      20,870      349,240      SH            SOLE              349,240
Valmont Industries Inc.         COM          950253101      7,377       158,700      SH            SOLE              158,700
Vulcan Materials Co.            COM          929160909      39,077      500,150      SH            SOLE              500,150
Woodward Governor Co.           COM          980745103      15,030      492,650      SH            SOLE              492,650
American Tower Corp.            COM          029912201      33,298      1,070,000    SH            SOLE              1,070,000
Amdocs Ltd.                     ORD          G02602103      18,117      495,000      SH            SOLE              495,000
Arrow Electronics Inc.          COM          042735100      19,239      597,500      SH            SOLE              597,500
Crown Castle International
Corp.                           COM          228227104      42,311      1,225,000    SH            SOLE              1,225,000
Gartner Group                   COM          366651107      11,076      780,000      SH            SOLE              780,000
General Cable Corp.             COM          369300108      1,575       45,000       SH            SOLE              45,000
Jack Henry & Associates Inc.    COM          426281101      9,987       508,000      SH            SOLE              508,000
SBA Communications Corp.        COM          78388J106      6,273       240,000      SH            SOLE              240,000
ViaSat Inc.                     COM          92552V100      2,968       115,600      SH            SOLE              115,600
Costco Wholesale Corp.          COM          22160K105      25,234      441,700      SH            SOLE              441,700
Grupo Aeroportuario del         SPON ADR
Sureste S.A. de C.V.            SER B        40051E202      5,575       166,000      SH            SOLE              166,000
Grupo Aeroportuario del
Pacifico S.A. de C.V.           SPON ADR B   400506101      7,675       241,000      SH            SOLE              241,000
Mohawk Industries Inc.          COM          608190104      2,908       41,350       SH            SOLE              41,350
Palm Harbor Homes Inc.          COM          696639103      21,866      1,243,100    SH            SOLE              1,243,100
Royal Caribbean Cruises Ltd.    COM          V7780T103      14,217      371,700      SH            SOLE              371,700
Warner Music Group Corp.        COM          934550104      9,286       315,000      SH            SOLE              315,000
Watson Wyatt Worldwide Inc.     COM          942712100      21,892      623,000      SH            SOLE              623,000
Agrium Inc.                     COM          0089161108     4,184       180,000      SH            SOLE              180,000
Cameco Corp.                    COM          13321L108      15,788      395,000      SH            SOLE              395,000
Century Aluminum Co.            COM          156431108      4,818       135,000      SH            SOLE              135,000
Joy Global Inc.                 COM          481165108      11,069      212,500      SH            SOLE              212,500



                              Title of                   Market Value               SH/    Put/             Other
Name of Issuer                 Class         CUSIP      (in thousands)  SH/PRN      PRN    Call  Investment Managers  Sole    Shared

Potash Corp. of Saskatchewan
Inc.                            COM          73755L107      10,961      127,500      SH            SOLE              127,500
streetTRACKS Gold Trust         SHS          863307104      27,553      450,000      SH            SOLE              450,000
Albany International Corp.      COM          12348108       4,667       110,100      SH            SOLE              110,100
Apollo Group Inc.               COM          37604105       1,136       22,000       SH            SOLE              22,000
Cintas Corp.                    COM          172908105      10,735      270,000      SH            SOLE              270,000
CLARCOR Inc.                    COM          179895107      5,362       180,000      SH            SOLE              180,000
Franklin Electric Co. Inc.      COM          353514102      15,517      300,500      SH            SOLE              300,500
G&K Services Inc.               CLASS A      361268105      9,903       288,732      SH            SOLE              288,732
Laureate Education Inc.         COM          518613104      7,694       180,500      SH            SOLE              180,500
Liberty Global Inc.             CLASS A      530555101      5,311       247,063      SH            SOLE              247,063
Meredith Corp.                  COM          589433101      13,251      267,500      SH            SOLE              267,500
Midas Inc.                      COM          595626102      9,936       540,000      SH            SOLE              540,000
Premiere Global Services Inc.   COM          740585104      2,645       350,400      SH            SOLE              350,400
Republic Services Inc.          COM          760759100      21,581      535,000      SH            SOLE              535,000
Sotheby's                       CLASS A      835898107      12,862      490,000      SH            SOLE              490,000
Titan International Inc.        COM          88830MAB8      1,247       66,700       SH            SOLE              66,700
Arch Coal Inc.                  COM          039380100      11,609      274,000      SH            SOLE              274,000
Bois D' Arc Energy Inc.         COM          09738U103      6,014       365,200      SH            SOLE              365,200
Comstock Resources Inc.         COM          205768203      5,822       195,000      SH            SOLE              195,000
Foundation Coal Holdings Inc.   COM          35039W100      2,111       45,000       SH            SOLE              45,000
Helmerich & Payne Inc.          COM          423452101      9,192       305,100      SH            SOLE              305,100
MDU Resources Group Inc.        COM          552690109      11,166      305,000      SH            SOLE              305,000
SEACOR Holdings Inc.            COM          811904101      33,283      405,400      SH            SOLE              405,400
Universal Compression
Holdings Inc.                   COM          913431102      22,480      357,000      SH            SOLE              357,000
Boston Private Financial
Holdings Inc.                   COM          101119105      4,092       146,700      SH            SOLE              146,700
City National Corp.             COM          178566105      9,763       150,000      SH            SOLE              150,000
Placer Sierra Bancshares        COM          726079106      6,918       298,333      SH            SOLE              298,333
Sterling Bancshares Inc.        COM          858907108      7,865       419,500      SH            SOLE              419,500
SVB Financial Group             COM          7848Q101       27,389      602,500      SH            SOLE              602,500
Wilmington Trust Corp.          COM          971807102      8,731       207,000      SH            SOLE              207,000
Alleghany Corp.                 COM          017175100      11,930      43,171       SH            SOLE              43,171
American Equity Investment
Life Holding Co.                COM          025676206      4,583       430,000      SH            SOLE              430,000




                              Title of                   Market Value               SH/    Put/             Other
Name of Issuer                 Class         CUSIP      (in thousands)  SH/PRN      PRN    Call  Investment Managers  Sole    Shared

HCC Insurance Holdings Inc.     COM          404132102      18,528      629,375      SH            SOLE              629,375
Infinity Property & Casualty
Corp.                           COM          45665Q103      17,138      418,000      SH            SOLE              418,000
Markel Corp.                    COM          570535104      5,413       15,600       SH            SOLE              15,600
Reinsurance Group of America
Inc.                            COM          759351109      9,608       195,500      SH            SOLE              195,500
E*TRADE Financial Corp.         COM          269246104      11,866      520,000      SH            SOLE              520,000
Lazard Ltd.                     SHS A        G54050102      9,324       230,800      SH            SOLE              230,800
Moody's Corp.                   COM          615369105      2,450       45,000       SH            SOLE              45,000
T. Rowe Price Group Inc.        COM          74144T108      10,208      270,000      SH            SOLE              270,000
SEI Investments Co.             COM          784117103      24,684      505,000      SH            SOLE              505,000
Thomas Weisel Partners Group
Inc.                            COM          884481102      8,079       425,000      SH            SOLE              425,000
Brookfield Properties Corp.     COM          112900105      2,050       63,750       SH            SOLE              63,750
CB Richard Ellis Group Inc.     CLASS A      12497T101      21,707      871,800      SH            SOLE              871,800
Cousins Properties Inc.         COM          222795106      9,962       322,100      SH            SOLE              322,100
Forest City Enterprises Inc.    CLASS A      345550107      27,774      556,500      SH            SOLE              556,500
St. Joe Co.                     COM          790148100      3,937       84,600       SH            SOLE              84,600
Brookfield Asset Management
Inc.                            CLASS A      112585104      22,296      548,900      SH            SOLE              548,900
Florida East Coast Industries
Inc.                            COM          340632108      38,263      731,200      SH            SOLE              731,200
Leucadia National Corp.         COM          527288104      22,201      760,600      SH            SOLE              760,600
Liberty Media Holding Corp.
Capital                         COM          530718105      17,692      211,200      SH            SOLE              211,200
Atmos Energy Corp.              COM          49560105       16,187      580,000      SH            SOLE              580,000
Covanta Holding Corp.           COM          22282E102      31,787      1,801,000    SH            SOLE              1,801,000
Sempra Energy                   COM          816851109      12,165      267,500      SH            SOLE              267,500
Transalta                       COM          89346D107      13,857      670,050      SH            SOLE              670,050
American Retirement Corp.       COM          028913101      7,058       215,400      SH            SOLE              215,400
Community Health Systems Inc.   COM          203668108      13,505      367,500      SH            SOLE              367,500
Dentsply International Inc.     COM          249030107      12,960      213,870      SH            SOLE              213,870
Edwards Lifesciences Corp.      COM          28176E108      6,133       135,000      SH            SOLE              135,000
IMS Health Inc.                 COM          449934108      19,279      734,800      SH            SOLE              734,800



                              Title of                   Market Value               SH/    Put/             Other
Name of Issuer                 Class         CUSIP      (in thousands)  SH/PRN      PRN    Call  Investment Managers  Sole    Shared

Laboratory Corp. of America
Holdings                        COM          50540R409      21,015      345,000      SH            SOLE              345,000
Lincare Holdings Inc.           COM          532791100      17,699      450,000      SH            SOLE              450,000
Mettler-Toledo International
Inc.                            COM          592688105      30,096      505,600      SH            SOLE              505,600
Sigma-Aldrich Corp.             COM          826552101      14,579      210,000      SH            SOLE              210,000
Sunrise Senior Living Inc.      COM          8678K106       7,050       270,000      SH            SOLE              270,000
Canadian Pacific Railway Ltd.   COM          13645T100      29,916      585,000      SH            SOLE              585,000
Genesee & Wyoming Inc.          CLASS A      371559105      8,539       240,750      SH            SOLE              240,750
J.B. Hunt Transport Services
Inc.                            COM          445658107      15,878      637,450      SH            SOLE              637,450
Kansas City Southern            COM          485170302      16,769      605,400      SH            SOLE              605,400
Kirby Corp.                     COM          4972661064     23,968      606,800      SH            SOLE              606,800

Totals:                                                     1,385,083   38,508,434                                   38,508,434
